Provisions and contingent liabilities - Summary of changes in other provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Beginning of period	R$ 97,678	R$ 43,541	R$ 29,308
Business combination	0	70,910	0
Increase in existing provisions, other provisions	22,398	25,954	4,449
New provisions, other provisions	47,273	65,731	23,844
Unused provision reversed, other provisions	(12,988)	(55,791)	(11,539)
Payments of other provisions	(8,188)	(52,667)	(2,521)
End of period	R$ 146,173	R$ 97,678	R$ 43,541